Schedule of Variable Interest Entities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Total assets	$ 20,948,502	$ 26,927,076
Total liabilities	11,457,633	17,610,720
Net loss	$ (1,206,494)	$ (455,727)